LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease, Cost
Supplemental cash flow information related to leases was as follows:

2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,860
Financing cash flow from finance leases	535

New lease assets obtained in exchange for lease liabilities (non-cash):
Operating leases	$6,782
Financing leases	38
The components of lease expenses were as follows:

2019
Operating lease cost	$9,610
Finance lease cost	345
Short-term lease cost	1,961
ROU asset impairment	877

Sublease income	(1,032)
Total lease expenses	$11,761

Assets And Liabilities, Lessee
Supplemental Balance Sheet information related to leases was as follows:

2019
Operating Leases
Operating lease right-of-use assets	$25,609

Accounts payable and accrued liabilities	$5,933
Operating lease liabilities	25,154
Total operating lease liabilities	$31,087

Finance Leases
Property and equipment, gross	$1,383
Accumulated depreciation	(1,194)
Property and equipment, net	$189

Accounts payable and accrued liabilities	$379
Long-term obligations	208
Total finance lease liabilities	$587

Weighted Average Remaining Lease Term
Operating leases	7.1
Finance leases	1.6

Weighted Average Discount Rate
Operating leases	2.6%
Finance leases	3.5%

Lessee, Operating Lease, Liability, Maturity
Maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases	Total
2020	$6,069	$331	$6,400
2021	6,340	248	6,588
2022	4,985	8	4,993
2023	3,066	8	3,074
2024	2,191	3	2,194
Thereafter	12,014	—	12,014
Total lease payments	34,665	598	35,263
Less: imputed interest	(3,578)	(11)	(3,589)
Total lease liabilities	$31,087	$587	$31,674

Finance Lease, Liability, Maturity
Maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases	Total
2020	$6,069	$331	$6,400
2021	6,340	248	6,588
2022	4,985	8	4,993
2023	3,066	8	3,074
2024	2,191	3	2,194
Thereafter	12,014	—	12,014
Total lease payments	34,665	598	35,263
Less: imputed interest	(3,578)	(11)	(3,589)
Total lease liabilities	$31,087	$587	$31,674